UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2023
Disclosure of unconsolidated structured entities [abstract]
UNCONSOLIDATED STRUCTURED ENTITIES

NOTE 32 – UNCONSOLIDATED STRUCTURED ENTITIES

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by Grupo Aval. Grupo Aval enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which Grupo Aval had an interest at the reporting date and its maximum exposure to loss in relation to those interests:

Nature and risks associated with Grupo Aval’s interests in unconsolidated structured entities

	Grupo		Funds
	Aval’s managed		managed by
December 31, 2023	funds		other entities		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	3,680,026	Ps.	2,567,099	Ps.	6,247,125
Other account receivables		31,629		533		32,162
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		3,711,655		2,567,632		6,279,287
Grupo Aval’s maximum exposure (*)	Ps.	3,711,655	Ps.	2,567,632	Ps.	6,279,287

(*) Represent 2.08%, respectively of the Grupo Aval’s managed funds total assets.

	Grupo		Funds
	Aval’s managed		managed by
December 31, 2022	funds		other entities		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	4,427,288	Ps.	1,602,297	Ps.	6,029,585
Other account receivables		29,862		—		29,862
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		4,457,150		1,602,297		6,059,447
Grupo Aval’s maximum exposure (*)	Ps.	4,457,150	Ps.	1,602,297	Ps.	6,059,447

(*) Represent 2.05%, respectively of the Grupo Aval’s managed funds total assets.

In the normal course of operations, Grupo Aval has trust companies that manage collective investment funds and assets of third parties where the managing trustees receive commissions. Additionally, Grupo Aval’s subsidiary Fondo de Pensiones y Cesantias Porvenir manages mandatory pension funds and defined contribution plans. For management services provided by Porvenir, commissions received vary according to the performance of each fund or asset managed.

The obligations of these entities in the administration of these assets are obligations of means and do not guarantee the results. The maximum exposure risk of loss is determined by the possible failures in the administration of the funds by the amount of the returns that manages and the return of the results of assets the clients.